Average Annual Total Returns - Invesco RAFI Strategic Developed ex-US ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Invesco Strategic Developed ex-US Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) 1Year	Invesco Strategic Developed ex-US Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) SinceInception	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) 1Year	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) SinceInception
Total	Sep. 12, 2018	6.37%	6.62%	5.93%	6.06%	4.23%	5.04%	6.35%	6.58%	7.82%	7.62%